GUINNESS ATKINSON FUNDS

SUPPLEMENT DATED AUGUST 23, 2012
to the
Summary Prospectus, Prospectus and Statement of Additional Information
dated May 1, 2012

Notice to Existing and Prospective Shareholders of the Guinness Atkinson Global Energy Fund (the “Global Energy Fund”):

Tom Nelson is no longer a portfolio manager of the Global Energy Fund.  All references in the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2012 to Tom Nelson are hereby removed.

Please file this Supplement with your records.